Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 178,418,432.00
Previously Paid Amount	0.00
Total Fee Amount	24,639.59
Total Offset Amount	0.00
Net Fee	$ 24,639.59